Credit Risk - Summary of ECL Reconciliation For Other Business Segments (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 807
Ending balance	863	£ 807
Recoveries net of collection costs	(40)	(42)		£ (54)
Income statement charge/(release) for the year	221	153	[1]	203	[1]
Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143
Ending balance	147	143
Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307
Ending balance	348	307
Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357
Ending balance	368	357
Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	305,464	300,286
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	43,257	58,382
Other	3,980	5,631
Redemptions and repayments	(42,183)	(58,179)
Assets written off	(363)	(656)
Ending balance	310,155	305,464		300,286
Net movement in the year	4,691	5,178
Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	807	1,151
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	8
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	160	99
Change in economic scenarios	(19)	(16)
Changes to model	13	(7)
New lending and assets purchased	70	89
Other	183	165
Redemptions and repayments	(102)	(140)
Assets written off	(249)	(534)
Ending balance		807		1,151
Net movement in the year	56	(344)
Charge/(release) to the Income Statement	305	190
Less: ECL relating to derecognised income	(13)
Recoveries net of collection costs	(71)	(36)
Income statement charge/(release) for the year	221	154
Corporate and commercial banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	37	23		13
Corporate and commercial banking [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22,835	23,671
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
New lending and assets purchased	5,481	9,399
Other	1,405	1,628
Redemptions and repayments	(7,785)	(11,758)
Assets written off	(81)	(105)
Ending balance	21,855	22,835		23,671
Net movement in the year	(980)	(836)
Corporate and commercial banking [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	182	249
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	45	21
Change in economic scenarios	16	2
New lending and assets purchased	11	18
Other	22	24
Redemptions and repayments	(25)	(35)
Assets written off	(41)	(97)
Ending balance	210	182		249
Net movement in the year	28	(67)
Charge/(release) to the Income Statement	69	30
Less: ECL relating to derecognised income	(4)
Recoveries net of collection costs	(28)	(7)
Income statement charge/(release) for the year	37	23
Corporate and investment banking [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	22	14		174
Corporate and investment banking [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,618	20,984
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Changes to model	0
New lending and assets purchased	54	14,932
Other	541	(1,690)
Redemptions and repayments	(4,757)	(16,309)
Assets written off	0	(299)
Ending balance	13,456	17,618		20,984
Net movement in the year	(4,162)	(3,366)
Corporate and investment banking [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18	258
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	37
Changes to model	0	(10)
New lending and assets purchased	0	7
Other	(2)	76
Redemptions and repayments	(3)	(61)
Assets written off	0	(252)
Ending balance	50	18		258
Net movement in the year	32	(240)
Charge/(release) to the Income Statement	32	12
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(10)	2
Income statement charge/(release) for the year	22	14
Corporate centre [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Income statement charge/(release) for the year	2	(8)		(20)
Corporate centre [member] | Total exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	69,206	63,506
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	0
Other	(836)	5,703
Redemptions and repayments	0
Assets written off	(5)	(3)
Ending balance	68,365	69,206		63,506
Net movement in the year	(841)	5,700
Corporate centre [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	13	19
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	2	(1)
Change in economic scenarios	1
Changes to model	0
New lending and assets purchased	0
Other	(2)	(2)
Redemptions and repayments	0
Assets written off	(2)	(3)
Ending balance	12	13		19
Net movement in the year	(1)	(6)
Charge/(release) to the Income Statement	1	(3)
Less: ECL relating to derecognised income	(1)
Recoveries net of collection costs	0	(3)
Income statement charge/(release) for the year	0	(6)
Financial instruments not credit-impaired [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	290,882	285,133
Transfers from Stage 1 to Stage 2	(4,101)	(4,190)
Transfers from Stage 2 to Stage 1	3,458	3,325
Transfers to Stage 3	(361)	(445)
Transfers from Stage 3	10	17
Transfers of financial instruments	(994)	(1,293)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	42,415	57,280
Other	3,514	5,540
Redemptions and repayments	(40,380)	(55,778)
Assets written off	(1)
Ending balance	295,436	290,882		285,133
Net movement in the year	4,554	5,749
Financial instruments not credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	12,011	12,110
Transfers from Stage 1 to Stage 2	4,101	4,190
Transfers from Stage 2 to Stage 1	(3,458)	(3,325)
Transfers to Stage 3	(595)	(603)
Transfers from Stage 3	516	443
Transfers of financial instruments	564	705
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	827	1,085
Other	294	(175)
Redemptions and repayments	(1,344)	(1,714)
Assets written off	(1)
Ending balance	12,351	12,011		12,110
Net movement in the year	340	(99)
Financial instruments not credit-impaired [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	143	176
Transfers from Stage 1 to Stage 2	(11)	(11)
Transfers from Stage 2 to Stage 1	74	68
Transfers to Stage 3	(2)	(8)
Transfers from Stage 3	1	6
Transfers of financial instruments	62	55
Net remeasurement of ECL on stage transfer	(66)	(63)
Change in economic scenarios	5	4
Changes to model	0	(1)
New lending and assets purchased	29	43
Other	6	(27)
Redemptions and repayments	(32)	(44)
Assets written off	0
Ending balance	147	143		176
Net movement in the year	4	(33)
Charge/(release) to the Income Statement	4	(33)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(10)
Income statement charge/(release) for the year	(6)	(33)
Financial instruments not credit-impaired [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	307	284
Transfers from Stage 1 to Stage 2	11	11
Transfers from Stage 2 to Stage 1	(74)	(68)
Transfers to Stage 3	(24)	(23)
Transfers from Stage 3	23	27
Transfers of financial instruments	(64)	(53)
Net remeasurement of ECL on stage transfer	130	83
Change in economic scenarios	(15)	(12)
Changes to model	0	2
New lending and assets purchased	32	33
Other	(14)	(15)
Redemptions and repayments	(28)	(15)
Assets written off	0
Ending balance	348	307		284
Net movement in the year	41	23
Charge/(release) to the Income Statement	41	23
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(15)
Income statement charge/(release) for the year	26	23
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	21,333	22,417
Transfers from Stage 1 to Stage 2	(747)	(670)
Transfers from Stage 2 to Stage 1	120	200
Transfers to Stage 3	(33)	(41)
Transfers from Stage 3	0	2
Transfers of financial instruments	(660)	(509)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
New lending and assets purchased	5,129	9,115
Other	1,293	1,642
Redemptions and repayments	(7,778)	(11,332)
Assets written off	0
Ending balance	19,317	21,333		22,417
Net movement in the year	(2,016)	(1,084)
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,226	866
Transfers from Stage 1 to Stage 2	747	670
Transfers from Stage 2 to Stage 1	(120)	(200)
Transfers to Stage 3	(92)	(31)
Transfers from Stage 3	6	2
Transfers of financial instruments	541	441
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
New lending and assets purchased	350	281
Other	63	(37)
Redemptions and repayments	(4)	(325)
Assets written off	0
Ending balance	2,176	1,226		866
Net movement in the year	950	360
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	37	43
Transfers from Stage 1 to Stage 2	(3)	(3)
Transfers from Stage 2 to Stage 1	5	8
Transfers to Stage 3	0
Transfers from Stage 3	0	1
Transfers of financial instruments	2	6
Net remeasurement of ECL on stage transfer	(4)	(7)
Change in economic scenarios	7	5
New lending and assets purchased	4	12
Other	4	(5)
Redemptions and repayments	(9)	(17)
Assets written off	0
Ending balance	41	37		43
Net movement in the year	4	(6)
Charge/(release) to the Income Statement	4	(6)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(8)
Income statement charge/(release) for the year	(4)	(6)
Financial instruments not credit-impaired [member] | Corporate and commercial banking [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	32	33
Transfers from Stage 1 to Stage 2	3	3
Transfers from Stage 2 to Stage 1	(5)	(8)
Transfers to Stage 3	(3)	(1)
Transfers from Stage 3	0	1
Transfers of financial instruments	(5)	(5)
Net remeasurement of ECL on stage transfer	17	10
Change in economic scenarios	9	(3)
New lending and assets purchased	6	5
Other	(11)	(4)
Redemptions and repayments	(7)	(4)
Assets written off	0
Ending balance	41	32		33
Net movement in the year	9	(1)
Charge/(release) to the Income Statement	9	(1)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(8)
Income statement charge/(release) for the year	1	(1)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	17,458	20,503
Transfers from Stage 1 to Stage 2	(208)	(2)
Transfers from Stage 2 to Stage 1	41
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	(167)
Net remeasurement of ECL on stage transfer	0
Changes to model	0
New lending and assets purchased	54	14,799
Other	376	(1,876)
Redemptions and repayments	(4,676)	(15,966)
Assets written off	0
Ending balance	13,045	17,458		20,503
Net movement in the year	(4,413)	(3,045)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	134	109
Transfers from Stage 1 to Stage 2	208
Transfers from Stage 2 to Stage 1	(41)
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	167
Net remeasurement of ECL on stage transfer	0
Changes to model	0
New lending and assets purchased	0	133
Other	171	83
Redemptions and repayments	(76)	(193)
Assets written off	0
Ending balance	396	134		109
Net movement in the year	262	25
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Stage 1 ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5	16
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Changes to model	0
New lending and assets purchased	0	4
Other	0	(1)
Redemptions and repayments	0	(14)
Assets written off	0
Ending balance	5	5		16
Net movement in the year	0	(11)
Charge/(release) to the Income Statement	0	(11)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	0	(11)
Financial instruments not credit-impaired [member] | Corporate and investment banking [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	37
Changes to model	0
New lending and assets purchased	0	3
Other	(1)	1
Redemptions and repayments	(3)	(1)
Assets written off	0
Ending balance	36	3
Net movement in the year	33	3
Charge/(release) to the Income Statement	33	3
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(8)
Income statement charge/(release) for the year	25	3
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to 12-month ECL [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	69,060	63,236
Transfers from Stage 1 to Stage 2	(15)	(111)
Transfers from Stage 2 to Stage 1	7	133
Transfers to Stage 3	(3)
Transfers from Stage 3	0
Transfers of financial instruments	(11)	22
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	0
Other	(827)	5,802
Redemptions and repayments	0
Assets written off	0
Ending balance	68,222	69,060		63,236
Net movement in the year	(838)	5,824
Financial instruments not credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	131	250
Transfers from Stage 1 to Stage 2	15	111
Transfers from Stage 2 to Stage 1	(7)	(133)
Transfers to Stage 3	(4)	(4)
Transfers from Stage 3	0	3
Transfers of financial instruments	4	(23)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	0
Other	(9)	(96)
Redemptions and repayments	0
Assets written off	0
Ending balance	126	131		250
Net movement in the year	(5)	(119)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Stage 1 ECL [member] | Subject to 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5	7
Transfers from Stage 1 to Stage 2	0	(1)
Transfers from Stage 2 to Stage 1	0	3
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0	2
Net remeasurement of ECL on stage transfer	0	(2)
Change in economic scenarios	1
Changes to model	0
New lending and assets purchased	0
Other	(3)	(2)
Redemptions and repayments	0
Assets written off	0
Ending balance	3	5		7
Net movement in the year	(2)	(2)
Charge/(release) to the Income Statement	(2)	(2)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	(2)	(2)
Financial instruments not credit-impaired [member] | Corporate centre [member] | Stage 2 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3	4
Transfers from Stage 1 to Stage 2	0	1
Transfers from Stage 2 to Stage 1	0	(3)
Transfers to Stage 3	0
Transfers from Stage 3	0	1
Transfers of financial instruments	0	(1)
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	0
Other	0
Redemptions and repayments	0
Assets written off	0
Ending balance	3	3		4
Net movement in the year	0	(1)
Charge/(release) to the Income Statement	0	(1)
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	0
Income statement charge/(release) for the year	0	(1)
Financial instruments credit-impaired [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,571	3,043
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	956	1,048
Transfers from Stage 3	(526)	(460)
Transfers of financial instruments	430	588
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	15	17
Other	172	266
Redemptions and repayments	(459)	(687)
Assets written off	(361)	(656)
Ending balance	2,368	2,571		3,043
Net movement in the year	(203)	(472)
Financial instruments credit-impaired [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	357	691
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	26	31
Transfers from Stage 3	(24)	(33)
Transfers of financial instruments	2	(2)
Net remeasurement of ECL on stage transfer	96	79
Change in economic scenarios	(9)	(8)
Changes to model	13	(8)
New lending and assets purchased	9	13
Other	191	207
Redemptions and repayments	(42)	(81)
Assets written off	(249)	(534)
Ending balance	368	357		691
Net movement in the year	11	(334)
Charge/(release) to the Income Statement	260	200
Less: ECL relating to derecognised income	(13)
Recoveries net of collection costs	(46)	(36)
Income statement charge/(release) for the year	201	164
Financial instruments credit-impaired [member] | Corporate and commercial banking [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	276	388
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	125	72
Transfers from Stage 3	(6)	(4)
Transfers of financial instruments	119	68
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
New lending and assets purchased	2	3
Other	49	23
Redemptions and repayments	(3)	(101)
Assets written off	(81)	(105)
Ending balance	362	276		388
Net movement in the year	86	(112)
Financial instruments credit-impaired [member] | Corporate and commercial banking [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	113	173
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	3	1
Transfers from Stage 3	0	(2)
Transfers of financial instruments	3	(1)
Net remeasurement of ECL on stage transfer	32	18
Change in economic scenarios	0
New lending and assets purchased	1	1
Other	29	33
Redemptions and repayments	(9)	(14)
Assets written off	(41)	(97)
Ending balance	128	113		173
Net movement in the year	15	(60)
Charge/(release) to the Income Statement	56	37
Less: ECL relating to derecognised income	(4)
Recoveries net of collection costs	(12)	(7)
Income statement charge/(release) for the year	40	30
Financial instruments credit-impaired [member] | Corporate and investment banking [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	26	372
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Changes to model	0
New lending and assets purchased	0
Other	(6)	103
Redemptions and repayments	(5)	(150)
Assets written off	0	(299)
Ending balance	15	26		372
Net movement in the year	(11)	(346)
Financial instruments credit-impaired [member] | Corporate and investment banking [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10	242
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0
Transfers of financial instruments	0
Net remeasurement of ECL on stage transfer	0
Changes to model	0	(10)
New lending and assets purchased	0
Other	(1)	76
Redemptions and repayments	0	(46)
Assets written off	0	(252)
Ending balance	9	10		242
Net movement in the year	(1)	(232)
Charge/(release) to the Income Statement	(1)	20
Less: ECL relating to derecognised income	0
Recoveries net of collection costs	(2)	2
Income statement charge/(release) for the year	(3)	22
Financial instruments credit-impaired [member] | Corporate centre [member] | Subject to Lifetime ECL [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	15	20
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	7	4
Transfers from Stage 3	0	(3)
Transfers of financial instruments	7	1
Net remeasurement of ECL on stage transfer	0
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	0
Other	0	(3)
Redemptions and repayments	0
Assets written off	(5)	(3)
Ending balance	17	15		20
Net movement in the year	2	(5)
Financial instruments credit-impaired [member] | Corporate centre [member] | Stage 3 ECL [member] | Subject to Lifetime ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	5	8
Transfers from Stage 1 to Stage 2	0
Transfers from Stage 2 to Stage 1	0
Transfers to Stage 3	0
Transfers from Stage 3	0	(1)
Transfers of financial instruments	0	(1)
Net remeasurement of ECL on stage transfer	2	1
Change in economic scenarios	0
Changes to model	0
New lending and assets purchased	0
Other	1
Redemptions and repayments	0
Assets written off	(2)	(3)
Ending balance	6	5		£ 8
Net movement in the year	1	(3)
Charge/(release) to the Income Statement	3
Less: ECL relating to derecognised income	(1)
Recoveries net of collection costs	0	(3)
Income statement charge/(release) for the year	£ 2	£ (3)

[1]	Adjusted to reflect the amendment to IAS 12, as described in Note 1.